YCG Enhanced Fund
YCG Enhanced Fund
INVESTMENT OBJECTIVE
The YCG Enhanced Fund (the “Fund”) seeks to maximize long-term capital appreciation consistent with reasonable investment risk.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	YCG Enhanced Fund Class R Shares
Redemption Fees (You will be subject to a 2.00% redemption fee if you redeem your shares 90 calendar days or less after you purchase them.)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YCG Enhanced Fund Class R Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.35%
Less: Fee Waiver and/or Expense Reimbursement	(0.16%)	[1]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	1.19%
[1]	In the interest of limiting expenses of the Fund, YCG, LLC ("YCG" or the "Adviser") has entered into a contractual expense limitation agreement with YCG Funds (the "Trust"). Pursuant to the expense limitation agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund's ratio of total annual operating expenses is limited to 1.39%. In addition to the lifetime limit, the Adviser has agreed to reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 1.19% at least through April 1, 2017. The Adviser is entitled to the recoupment of fees waived or expenses reimbursed by the Adviser to the Fund subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of waiver or reimbursement, and (2) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated by the Trust's Board of Trustees (the "Board") upon 60 days' written notice or by the Adviser with the consent of the Board.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
YCG Enhanced Fund | Class R Shares | USD ($)	329	420	741	1,651

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities without regard to market capitalization that the Adviser believes will produce high, risk-adjusted, forward rates of return ( i.e. the long-term annualized return that the Adviser believes a given security can achieve when purchased at the current market price).  The Fund may also write put options and covered call options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions.  The Fund will not use this strategy as a means of generating implicit leverage.  In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. The Fund may also invest in foreign equity and debt securities.

The Adviser employs a disciplined investment strategy. In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies.  The Adviser generally does not focus on macroeconomic factors. The Adviser searches for above average businesses trading at below average prices.  The Adviser believes this approach combines the best features of so-called “growth” and “value” investing.

In order to select investments, the Adviser uses independent, in-house, fundamental research to analyze each company, and chooses securities with a 10 year plus time horizon in mind.  The Adviser seeks to purchase stocks which possess one or more of the following “three P’s”:

1.	Price – securities trading at prices that the Adviser believes will produce attractive long-term annualized returns with reasonable investment risk.

2.	Product – companies that have some or all of the following characteristics: high market share in core product or service lines, high cash returns on assets, low cyclicality, and high returns on incremental invested capital.

3.	People – companies run by management teams that emphasize shareholder value through prudent capital allocation.

Portfolio Construction

The Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund is non-diversified and will hold fewer stocks than the typical stock mutual fund. The Adviser may invest more in its top choices than in investments it thinks are less attractive.  At times, depending on market and other conditions, and in the sole discretion of the Adviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between 15-50 securities, not including options.

The Adviser may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies with regards to market capitalization.

The Fund may invest up to 50% of its assets in foreign equity securities, including securities of companies located in emerging markets. The Adviser defines foreign equity securities as equity securities of issuers listed on non-US exchanges. This 50% limit does not apply to investments in the form of American Depositary Receipts (ADRs).

The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities.  These types of bonds carry greater risk.

The Adviser generally sells securities of companies when the expected rate of return becomes inadequate, or if it believes there are better investment opportunities available, or if the securities no longer meet its investment criteria. The Adviser may write call options on specific stocks to exit a position or decrease its size. The Adviser will only write call options if it is willing to sell the stock at the exercise price.

While the Adviser seeks to augment returns primarily through the sale of puts and covered calls, this “option enhancement” component may involve additional options strategies.

PRINCIPAL RISKS
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. Your investment in the Fund represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  The value of the securities in which the Fund invests will affect the value of your investment. Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Risk:  The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Moreover, in the event of the company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund and are likely to have varying types of priority over holders of preferred and convertible stock. In addition, the Fund’s portfolio is subject to the risks associated with growth stocks. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and growth stocks may not perform as well as value stocks or the stock market in general.

Stock Selection Risks:  The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

Non-Diversification Risk:   The Fund is non-diversified.  As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile.  If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Foreign and Emerging Markets Securities Risk : The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise and vice-versa. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Interest rate risk is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates.  This risk may be particularly acute because market interest rates are currently at historically low levels.

Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Junk Bond Risk :  Junk bonds are debt securities that have credit ratings below investment grade.  Almost all debt securities have interest rate and credit risk.  Junk bonds generally carry a higher level of both interest rate and credit risk than debt securities that are investment grade.

Management Risk: The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Derivatives Risk:   The Fund may invest in derivatives, such as option contracts, as a principal investment strategy. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may increase or decrease. Adverse movements in the value of the underlying asset can expose the Fund to losses. In addition, risks in the use of derivatives include:

•	an imperfect correlation between the price of derivatives and the movement of the securities prices or interest rates;

•	the possible absence of a liquid secondary market for any particular derivative at any time;

•	the potential loss if the counterparty to the transaction does not perform as promised;

•
the possible need to defer closing out certain positions to avoid adverse tax consequences, as well as the possibility that derivative transactions may result in acceleration of gain, deferral of losses or a change in the character of gain realized;

•
the risk that the financial intermediary “manufacturing” the over the counter derivative, being the most active market maker and offering the best price for repurchase, will not continue to create a credible market in the derivative;

•	because certain derivatives are “manufactured” by financial institutions, the risk that the Fund may develop a substantial exposure to financial institution counterparties; and

•
the risk that a full and complete appreciation of the complexity of derivatives and how future value is affected by various factors including changing interest rates and credit quality is not attained.

There is no guarantee that derivatives will provide successful results and any success in their use depends on a variety of factors including the ability of the Adviser to predict correctly the direction of interest rates, securities prices, and other factors.

Risks From Writing Call Options:   When the Fund writes call options on its portfolio securities, it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

Risks From Writing Put Options:   If the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value.

Risks of Investment In Small -Cap Companies:  The Fund may invest in smaller capitalization companies.  Accordingly, the Fund may be subject to the additional risks associated with investment in companies with small and micro capital structures.   These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii)  lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.

The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies.  Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in les s liquidity.  If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

Risks of Investment In Medium-Cap Companies:  The Fund may invest in medium capitalization companies.  Securities of medium capitalization companies tend to be riskier than securities of companies with large capitalizations. This is because mid cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid cap companies tend to be less certain than large cap companies, and the dividends paid by mid cap stocks are frequently negligible. Moreover, mid cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of mid cap companies tend to be more volatile than those of large cap companies.

Liquidity Risk:  Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for long-term investors who understand the risks of investing and are seeking long-term capital appreciation, and who are willing to accept short term volatility and risk.

PAST PERFORMANCE
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since the Fund’s inception compare with those of a broad measure of market performance.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  It may perform better or worse in the future.  Updated performance information is available on the Fund’s website at http://www.ycgfunds.com or by calling 855-444-YCGF (9243).

Annual Total Returns as of December 31

Best Quarter	Worst Quarter
Q1 2013 11.10%	Q3 2015 -5.69%

Average Annual Total Returns for the periods ended December 31, 2015
Average Annual Returns - YCG Enhanced Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class R Shares	Return Before Taxes	3.88%	13.35%	Dec. 28, 2012
After Taxes on Distributions | Class R Shares	Return After Taxes on Distributions	3.37%	12.56%
After Taxes on Distributions and Sale of Fund Shares | Class R Shares	Return After Taxes on Distributions and Sale of Fund Shares	2.63%	10.37%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	15.73%	Dec. 28, 2012

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).